Disclosure on Individual Items of the Consolidated Financial Statements (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure on Individual Items of the Consolidated Financial Statements (Tables) [Line Items]
Schedule of Revenue by Revenue Streams	The following table presents the revenue from contracts with customers disaggregated by revenue stream:

Revenue by revenue streams	For the six months ended June 30,
kEUR	2026	2025
Service	4,541	4,623
Charging	2,383	9,804
Own & Operate	132	-
Battery Energy Storage System	73	103
Other	223	85
Total	7,352	14,614

Schedule of Cost of Goods Sold

Cost of goods sold

	For the six months ended June 30,
kEUR	2026	2025
Personnel expenses	5,440	5,468
Cost of materials	4,156	12,307
Depreciation and amortization	3,290	2,904
Other expenses	1,313	599
Total	14,198	21,277

Schedule of Selling, General and Administrative Expenses

Selling, general and administrative expenses

	For the six months ended June 30,
kEUR	2026	2025
Personnel expenses	5,696	5,755
Legal and consulting fees	2,522	5,004
Administration fee	1,683	1,837
Insurance expenses	1,176	1,208
Marketing costs	485	760
Depreciation and amortization	391	354
Other expenses	3,233	3,705
Total	15,187	18,624

Schedule of Finance Income and Expenses

The finance income and expenses recognized in profit or loss are as follows:

	For the six months ended June 30,
kEUR	2026	2025
Finance income from remeasurement of warrant liabilities	13,794	24,909
Foreign currency gains	2,956	13,833
Income from other interest and similar income	1	1
Finance income	16,751	38,743
Finance expense from remeasurement of warrant liabilities	-28,898	-122
Interest expense from shareholder loans	-786	-19,332
Interest expense from convertible note	-	-1,633
Foreign currency losses	-3,006	-2,450
Interest expense from leasing	-73	-71
Interest expense from guarantee commissions	-	-5
Other interest expense	-	-
Finance expenses	-32,763	-23,613
Net finance result	-16,012	15,130

Schedule of Other Investments and Other Assets	Other investments and other assets include the following:
kEUR	June 30, 2026	Dec. 31, 2025
Other investments	859	6
Other assets	137	137
Total	996	144

Schedule of Inventories

Inventories include the following:

kEUR	Jun. 30, 2026	Dec. 31, 2025
Finished goods	28,260	30,950
Work in progress	3,467	5,019
Raw materials	44,278	42,230
Total	76,006	78,198

kEUR	Jun. 30, 2026	Dec. 31, 2025
Write-downs finished goods	-9,206	-9,206
Write-downs work in progress	-1,318	-1,318
Write-downs raw materials	-16,664	-16,664
Total	-27,188	-27,188

Schedule of Issued and Outstanding Shares

The issued and outstanding shares as of June 30, 2026, and as of June 30, 2025, are shown in the table below.

in k units	2026	2025
Outstanding as of Jan. 01	60,436	52,362
Exercise of warrants	5,213	2,469
Exercise of options	-	47
Share based compensation	29	26
Conversion from convertible note	-	922
Share subscription	9,324	-
Outstanding as of Jun. 30	75,002	55,826
Treasury shares	80	80
Issued and outstanding as of Jun. 30	75,082	55,906

Schedule of Warrant Liabilities

As of the reporting date, warrant liabilities include the following:

kEUR	No. of warrants issued	Jun. 30, 2026
Public warrants	5,006,836	2,645
Private warrants	2,773,255	3,042
Warrants relating to shareholder loans	3,466,668	5,709
Total	11,246,759	11,396

As of December 31, 2025, warrant liabilities included the following:

kEUR	No. of warrants issued	Dec. 31, 2025
Public warrants	5,047,695	5,112
Private warrants	2,773,255	3,061
Warrants relating to shareholder loans	8,638,713	35,376
Warrants relating to Convertible Note	1,827,284	11,259
Total	18,286,947	54,808

Schedule of Trade and Other Payables

Trade and other payables include the following:

kEUR	June 30, 2026	Dec. 31, 2025
Trade payables	11,096	16,731
Sales tax liabilities	421	599
Accrued expenses	2,229	819
Trade payables due to related parties	1,069	1,822
Other payables non-financial	357	561
Other payables financial	6,839	333
Total	22,012	20,865

Schedule of Fair Values of all Financial Assets and Financial Liabilities

The following table provides the carrying amounts and fair values of all financial assets and financial liabilities, including their levels in the fair value hierarchy.

kEUR	Classification	Fair value hierarchy	Carrying amount Jun. 30, 2026	Fair value Jun. 30, 2026	Carrying amount Dec. 31, 2025	Fair value Dec. 31, 2025
Financial assets
Cash and cash equivalents	At amortized cost	n/a	4,589	4,589	6,987	6,987
Trade receivables (current)	At amortized cost	n/a	3,472	3,472	5,289	5,289
Other investments (non-current)	At amortized cost	n/a	859	859	6	6
Other financial receivables (current)	At amortized cost	n/a	200	200	903	903
Other financial receivables (non-current)	At amortized cost	n/a	26	26	25	25
Total			9,146	9,146	13,212	13,212
kEUR	Classification	Fair value hierarchy	Carrying amount Jun. 30, 2026	Fair value Jun. 30, 2026	Carrying amount Dec. 31, 2025	Fair value Dec. 31, 2025
Financial liabilities
Warrant liabilities - private	FVTPL	3	3,042	3,042	3,061	3,061
Warrant liabilities - public	FVTPL	1	2,645	2,645	5,112	5,112
Warrant liabilities - Shareholder loan	FVTPL	3	5,708	5,708	35,376	35,376
Warrant liabilities - Convertible Notes	FVTPL	3	-	-	11,259	11,259
Loans and borrowings (current)	At amortized cost	n/a	15,880	15,880	48,560	48,560
Trade payables (current)	At amortized cost	n/a	11,096	11,096	16,731	16,731
Trade payables due to related parties (current)	At amortized cost	n/a	1,069	1,069	1,822	1,822
Lease liabilities (non-current)	At amortized cost	n/a	1,286	-	1,866	-
Lease liabilities (current)	At amortized cost	n/a	1,334	-	1,322	-
Other payables financial (current)	At amortized cost	n/a	6,839	6,839	333	333
Total			48,900	46,280	125,442	122,254